STOCKHOLDERS' DEFICIT - Additional information (Detail) - $ / shares			3 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 04, 2021	Mar. 31, 2022	Dec. 31, 2021	Jul. 30, 2021
Class of Stock [Line Items]
Preferred stock par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000		1,000,000	1,000,000
Preferred stock shares issued	0		0	0
Preferred stock shares outstanding	0		0	0
Common stock par value	$ 0.0001			$ 0.0001
Share price					$ 10.15
Public Warrants [Member]
Class of Stock [Line Items]
Class of warrants or rights period after which the warrants are excercisable			30 days	30 days
Class of warrants or rights term	5 years		5 years	5 years
Public Warrants [Member] | Share Trigger Price One [Member]
Class of Stock [Line Items]
Share price	$ 18		$ 18	$ 18
Class of warrants or rights redemption price per unit	$ 0.01		$ 0.01	$ 0.01
Notice period to be given prior to redemption	30 days		30 days
Number of trading days for determining the share price	20 days		20 days
Number of consecutive trading days for determining the share price	30 days		30 days
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized	100,000,000		100,000,000	100,000,000
Common stock par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting rights			one vote for each share	one vote for each share
Common stock shares issued	0		0	0
Common stock shares outstanding	0		0	0
Period within which the warrants shall be registered with the securities exchange commission	15 days		15 days
Period within which the registration of warrants shall be effective from the closure of business combination	60 days		60 days
Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price	$ 9.2		$ 9.2	$ 9.2
Common Class A [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Proceeds from equity used for funding business combination as a percentage of the total	60.00%		60.00%
Number of consecutive trading days for determining volume weighted average price of shares	20 days		20 days
Volume weighted average price of shares	$ 9.2		$ 9.2
Common Class A [Member] | Public Warrants [Member] | Share Trigger Price One [Member]
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price	180.00%		180.00%	180.00%
Common Class A [Member] | Public Warrants [Member] | Share Trigger Price Two [Member]
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price	115.00%		115.00%	115.00%
Exercise Price of Warrants	$ 18		$ 18	$ 18
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized	10,000,000		10,000,000	10,000,000
Common stock par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting rights			one vote for each share	one vote for each share
Common stock shares issued	5,701,967		5,701,967	5,701,967
Common stock shares outstanding	5,701,967	5,701,967	5,701,967	5,701,967
Common Stock, Shares, Subject to Forfeiture	750,000			750,000
Common Class B [Member] | Founder [Member]
Class of Stock [Line Items]
Common stock shares issued	5,750,000		5,701,967	5,750,000
Common stock shares outstanding	5,750,000		5,701,967	5,750,000
Common Stock, Shares, Subject to Forfeiture		701,967
Percentage of common stock issued and outstanding	20.00%		20.00%	20.00%
Founder shares forfeited		48,033
Common Class B [Member] | Founder [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock shares issued	5,701,967			5,701,967
Common stock shares outstanding	5,701,967			5,701,967